Post-Employment and Other Long-Term Employees Benefits	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Post-Employment and Other Long-Term Employees Benefits	POST-EMPLOYMENT AND OTHER LONG-TERM EMPLOYEES BENEFITS
The Company and its subsidiaries have a number of defined benefit pension plans, mainly unfunded, and other long-term employees’ benefits covering employees in various countries. The defined benefit plans provide pension benefits based on years of service and employee compensation levels. The other long-term employees’ plans provide benefits due during the employees’ period of service after certain seniority levels. The Company uses December 31 as measurement date for its plans. Eligibility is generally determined in accordance with local statutory requirements. For Italian termination indemnity plan (“TFR”), generated before July 1, 2007, the Company measures the vested benefits to which Italian employees are entitled as if the amounts were immediately due as of December 31, 2023, in compliance with U.S. GAAP guidance on determining vested benefit obligations for defined benefit pension plans.
The changes in benefit obligation and plan assets were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Change in benefit obligation:
Benefit obligation at beginning of year	886	1,165	86	94
Service cost	28	33	17	17
Interest cost	35	27	3	1
Employee contributions	5	4	—	—
Plan amendments	(1)	—	—	—
Benefits paid	(18)	(22)	(9)	(6)
Effect of settlement	(1)	(14)	—	—
Actuarial (gain) loss	39	(260)	(2)	(15)
Foreign currency translation	35	(47)	4	(5)
Benefit obligation at end of year	1,008	886	99	86
Change in plan assets:
Plan assets at fair value at beginning of year	567	743	—	—
Actual return on plan assets	38	(157)	—	—
Employer contributions	26	25	—	—
Employee contributions	5	4	—	—
Benefits paid	(4)	(9)	—	—
Effect of settlement	(1)	(14)	—	—
Business combination	—	—	—	—
Foreign currency translation	23	(25)	—	—
Plan assets at fair value at end of year	654	567	—	—
Funded status	(354)	(319)	(99)	(86)
Amounts recorded in the consolidated balance sheets
Other investments and other non-current assets	15	9	—	—
Other payables and accrued liabilities	(15)	(11)	(7)	(5)
Other non-current liabilities	—	—	(92)	(81)
Post-employment benefit obligations	(354)	(317)	—	—
Net amount recorded	(354)	(319)	(99)	(86)
The actuarial losses incurred in 2023 were primarily due to a decrease in discount rates applied against future expected benefit payments and resulted in an increase of the benefit obligation mainly for the plans located in the United States, France and Switzerland. The actuarial gains incurred in 2022 were primarily due to an increase in discount rates applied against future expected benefit payments and resulted in a decrease of the benefit obligation mainly for the plans located in France, in the United States and Switzerland.
Actual return on plan assets reflect changes in market conditions during each reporting year.
The components of accumulated other comprehensive loss (income) before tax effects were as follows:

	Actuarial (gains)/losses	Prior service cost	Total
Accumulated other comprehensive loss as of December 31, 2021	142	2	144
Net amount generated/arising in current year	(80)	—	(80)
Amortization	(3)	(1)	(4)
Foreign currency translation adjustment	(10)	—	(10)
Accumulated other comprehensive loss as of December 31, 2022	49	1	50
Net amount generated/arising in current year	25	(1)	24
Amortization	(6)	(1)	(7)
Foreign currency translation adjustment	1	—	1
Accumulated other comprehensive loss as of December 31, 2023	69	(1)	68
The accumulated benefit obligations were as follows:

	Pension Benefits		Other Long-Term Benefits
	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2022
Accumulated benefit obligations	808	778	35	25

For pension plans and other long-term benefits with accumulated benefit obligations in excess of plan assets, the accumulated benefit obligation and fair value of plan assets were $411 million and $182 million, respectively, as of December 31, 2023 and $409 million and $139 million, respectively, as of December 31, 2022.
For pension plans with projected benefit obligations in excess of plan assets, the benefit obligation and fair value of plan assets were $950 million and $478 million, respectively, as of December 31, 2023 and $839 million and $427 million, respectively, as of December 31, 2022.
The components of the net periodic benefit cost included the following:

	Pension Benefits			Other Long-term Benefits
	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2023	Year ended December 31, 2022	Year ended December 31, 2021
Service cost	28	33	36	17	17	13
Interest cost	35	27	21	3	1	1
Expected return on plan assets	(24)	(23)	(24)	—	—	—
Amortization of actuarial net loss (gain)	6	6	12	(2)	(14)	—
Amortization of prior service cost	1	1	1	—	—	—
Effect of settlement	1	—	—	—	—	—
Net periodic benefit cost	47	44	46	18	4	14
Pension benefits components other than service cost, recognized outside of operating income in “Other components of pension benefit costs” in the Company’s consolidated statements of income, were $19 million, $11 million and $10 million in the years ended December 31, 2023, 2022 and 2021, respectively.
The weighted average assumptions used to determine the benefit obligation and the periodic benefit costs for pension plans and other long-term benefits were as follows:

	2023	2022	2021
Benefit obligation
Discount rate	3.73%	4.18%	1.84%
Salary increase rate	2.17%	2.31%	2.27%
Net periodic benefit cost
Discount rate	4.18%	1.84%	1.45%
Salary increase rate	2.31%	2.27%	2.43%
Expected long-term rates of return on plan assets	2.66%	3.19%	3.44%

The discount rate was determined by reference to market yields on high quality long-term corporate bonds applicable to the respective country of each plan, with terms consistent with the terms of the benefit obligations. In developing the expected long-term rate of return on assets, the Company modelled the expected long-term rates of return for broad categories of investments held by the plan against a number of various potential economic scenarios.
The Company’s pension plan asset allocation as of December 31, 2023 and December 31, 2022 is as follows:

	Percentage of Plan Assets at December
Asset Category	2023	2022
Cash and cash equivalents	1%	1%
Equity securities	13%	17%
Government debt securities	11%	10%
Corporate debt securities	19%	21%
Investments in funds(a)	15%	16%
Real estate	1%	1%
Other (mainly insurance assets – contracts and reserves)	40%	34%
Total	100%	100%

(a)     As of December 31, 2023, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (68%) - mainly corporate bonds, equities (24%), time deposits and money market (5%) and other instruments (3%). As of December 31, 2022, investments in funds were composed of commingled and multi-strategy funds invested in diversified portfolios of fixed income (79%) - mainly corporate bonds, time deposits and money market (11%) and other instruments (10%).
As of December 31, 2023, the Company’s plan asset allocation was in line with the targets set for each plan.
The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as of December 31, 2023 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	7	7	—	—
Equity securities	87	1	86	—
Government debt securities	69	—	69	—
Corporate debt securities	123	—	101	22
Investment funds	100	14	86	—
Real estate	9	—	9	—
Other (mainly insurance assets – contracts and reserves)	259	—	48	211
TOTAL	654	22	399	233

The Company’s detailed pension plan asset allocation including the fair-value measurements of those plan assets as of December 31, 2022 is as follows:

	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents	4	4	—	—
Equity securities	95	1	94	—
Government debt securities	59	—	59	—
Corporate debt securities	120	—	98	22
Investment funds	87	1	86	—
Real estate	6	—	6	—
Other (mainly insurance assets – contracts and reserves)	194	—	38	156
TOTAL	565	6	381	178
The majority of insurance contract plan assets relate to pension plans for the Company's employees in Switzerland. Those plans are provided by collective pension foundations and contributions are invested in fully insured assets that provide a guaranteed contractual return. As such, the fair value of such assets equals to the employees' accrued savings and calculated using total employer and employee contributions plus any accumulated interest credited, which is substantially equivalent to the related cash surrender value. The approach is consistent with prior years.
For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2023 and December 31, 2023 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2023	178
Contributions (employer and employee)	21
Actual return on plan assets (b)	4
Net benefit payments (a)	14
Settlements (b)	(1)
Foreign currency translation adjustment (c)	17
December 31, 2023	233

(a)    Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.
(b)    Included in non operating expenses in the consolidated statement of income.
(c)    Unrealized gains included in the consolidated statement of comprehensive income.
For plan assets measured at fair value using significant unobservable inputs (Level 3), the reconciliation between January 1, 2022 and December 31, 2022 is presented as follows:

Fair Value Measurements using Significant Unobservable Inputs (Level 3)
January 1, 2022	167
Contributions (employer and employee)	21
Net benefit payments (a)	9
Settlements	(14)
Foreign currency translation adjustment	(5)
December 31, 2022	178

(a)    Net cash flows between benefits paid from the insurance contracts and benefits transferred into the insurance contracts by employees.
The Company’s investment strategy for its pension plans is to optimize the long-term investment return on plan assets in relation to the liability structure to maintain an acceptable level of risk while minimizing the cost of providing pension benefits and maintaining adequate funding levels in accordance with applicable rules in each jurisdiction. The Company’s practice is to periodically conduct a review of its asset allocation strategy, in such a way that the asset allocation is in line with the targeted asset allocation within reasonable boundaries. The
Company’s asset portfolios are managed in such a way as to achieve appropriate diversification in line with the asset allocation strategy. The Company does not manage any assets internally.
After considering the funded status of the Company’s defined benefit plans, movements in the discount rate, investment performance and related tax consequences, the Company may choose to make contributions to its pension plans in any given year in excess of required amounts. The Company’s contributions to plan assets were $26 million in 2023 and $25 million in 2022 and the Company expects to contribute $27 million to plan assets in 2024.
The Company’s estimated future benefit payments as of December 31, 2023 are as follows:

Years	Pension Benefits	Other Long-term Benefits
2024	59	7
2025	63	8
2026	86	8
2027	54	9
2028	60	8
From 2029 to 2033	375	44
The Company has certain defined contribution plans, which accrue benefits for employees on a pro-rata basis during their employment period based on their individual salaries. The Company’s accrued benefits related to defined contribution pension plans for $27 million as of December 31, 2023 and $24 million as of December 31, 2022. The annual cost of these plans amounted to approximately $114 million in 2023, $100 million in 2022 and $101 million in 2021.